EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of mineral properties

	Excelsior Springs	Laird & Oneman	Total
Cost
As of December 31, 2022	$6,196,114	$–	$6,196,114
Disposals	–	–	–
Additions	–	–	–
As of December 31, 2023	6,196,114	–	6,196,114
Disposals	–	–	–
Additions	45,000	–	45,000
As of December 31, 2024	6,241,114	–	6,241,114
Disposals	(2,187,635)	–	(2,187,635)
Additions	–	36,235	36,235
As of December 31, 2025	$4,053,479	$36,235	$4,089,714

Schedule of exploration and evaluation expenditures

	Excelsior Springs			Laird & Oneman			Total
	2025	2024	2023	2025	2024	2023	2025	2024	2023
Drilling	$–	$–	$106,444	$–	$–	$–	$–	$–	$106,444
Geological consulting	66,998	135,239	155,741	377,555	–	–	444,553	135,239	155,741
Assays and sampling	–	–	42,831	102,128	–	–	102,128	–	42,831
Camp costs	9,721	–	–	17,285	–	–	27,006	–	–
License fees	449	51,525	46,116	–	–	–	449	51,525	46,116

Total	$77,168	$186,764	$351,132	$496,968	$–	$–	$574,136	$186,764	$351,132